Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Charter Hire Receivable (Table)

Amount
December 31, 2022	$573,189
December 31, 2023	503,819
December 31, 2024	341,800
December 31, 2025	129,092
Thereafter	78,439
Total minimum lease revenue, net of address commissions	$1,626,339